Risk Management Activities - Schedule of Contractually Due Undiscounted Cash Flows Resulting from Maturities of All Financial Liabilities, Including Interest Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 393.1	$ 451.0
Gold, copper and foreign exchange derivative contracts	22.6	3.3	$ 0.0
Environmental rehabilitation costs5	399.9	381.0
Finance lease liabilities	111.5
South Deep dividend	9.6	12.7
Total	3,131.9	2,817.3
US dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	1,563.9	1,360.9
Interest	134.6	149.1
Australian Dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	316.5	231.5
Interest	33.2	23.4
Rand borrowing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	134.2	193.6
Interest	12.8	10.8
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	393.1	451.0
Gold, copper and foreign exchange derivative contracts	22.6	3.3
Environmental rehabilitation costs5	13.0	6.5
Finance lease liabilities	11.6
South Deep dividend	1.4	1.6
Total	627.6	737.6
Within one year [member] | US dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	0.0	0.0
Interest	74.2	61.3
Within one year [member] | Australian Dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	0.0	0.0
Interest	13.8	9.5
Within one year [member] | Rand borrowing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	86.3	193.6
Interest	11.6	10.8
Later than one and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0.0	0.0
Gold, copper and foreign exchange derivative contracts	0.0	0.0
Environmental rehabilitation costs5	33.7	24.8
Finance lease liabilities	41.5
South Deep dividend	4.1	5.3
Total	2,088.6	1,724.2
Later than one and not later than five years [member] | US dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	1,563.9	1,360.9
Interest	60.4	87.8
Later than one and not later than five years [member] | Australian Dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	316.5	231.5
Interest	19.4	13.9
Later than one and not later than five years [member] | Rand borrowing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	47.9	0.0
Interest	1.2	0.0
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0.0	0.0
Gold, copper and foreign exchange derivative contracts	0.0	0.0
Environmental rehabilitation costs5	353.2	349.7
Finance lease liabilities	58.4
South Deep dividend	4.1	5.8
Total	415.7	355.5
Later than five years [member] | US dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	0.0	0.0
Interest	0.0	0.0
Later than five years [member] | Australian Dollar borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	0.0	0.0
Interest	0.0	0.0
Later than five years [member] | Rand borrowing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Capital	0.0	0.0
Interest	$ 0.0	$ 0.0